Cost of Revenue - Schedule of Cost of Revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Cost of Revenue [Line Items]
Cost of Revenue	$ 13,937,499	$ 16,164,339	$ 14,949,256
Material – finished goods [Member]
Schedule of Cost of Revenue [Line Items]
Cost of Revenue	13,629,947	15,715,516	14,595,924
Material – tooling [Member]
Schedule of Cost of Revenue [Line Items]
Cost of Revenue	$ 307,552	$ 448,823	$ 353,332